Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Real Estate Index ETF - Fidelity MSCI Real Estate Index ETF	Nov. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Feb. 02, 2015
Annual Return 2016	8.06%
Annual Return 2017	8.92%
Annual Return 2018	(4.50%)
Annual Return 2019	28.87%
Annual Return 2020	(4.91%)
Annual Return 2021	40.50%
Annual Return 2022	(26.14%)
Annual Return 2023	11.73%